Equity - Additional Information (Detail)		12 Months Ended
	Oct. 01, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Description of shares having no par value		no par value
Share consolidation ratio	The Company implemented share consolidation with a ratio of 10 shares of common stock to 1 share as of October 1, 2017.
Minimum percentage of contribution towards share capital		50.00%	50.00%	50.00%
Percentage of dividends of surplus allocable to capital reserve or retained earnings		10.00%	10.00%	10.00%
Percentage of share capital for reaching the required amount of capital reserve and retained earnings		25.00%	25.00%	25.00%